Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) $ in Millions	Jun. 30, 2023 USD ($)
Notes and other explanatory information [abstract]
Balance of provisioned proceedings regarding RMNR	$ 176
Contingent liabilities amount	$ 7,859